Condensed Consolidated Balance Sheets $ in Thousands	Dec. 31, 2022 USD ($)
Current Assets
Cash and Cash Equivalents	$ 1,374
Trade Receivables, Net	170,851
Inventory, Net	175,322
Other Current Assets	9,431
Total Current Assets	356,978
Property and Equipment, Net	10,732
Operating Lease Right-Of-Use Assets	6,612
Goodwill	87,151
Intangibles, Net	25,768
Other Long-Term Assets	305
Deferred Tax Asset, Net	3,409
Total Assets	490,955
Current Liabilities
Accounts Payable	193,801
Accrued Expenses	12,418
Current Portion of Operating Lease Obligations	3,456
Revolving Credit Facility, Net	176,615
Debt, Current	8,252
Total Current Liabilities	394,542
Operating Lease Obligations, Non-Current	3,918
Total Liabilities	398,460
Commitments and Contingencies
Stockholders' Equity
Paid In Capital	46,592
Treasury Stock, 57 Shares Carried at Cost	(2,674)
Accumulated Other Comprehensive Loss	(66)
Retained Earnings	48,643
Total Stockholders' Equity	92,495
Total Liabilities and Stockholders' Equity	$ 490,955